Notes Payable To Banks (Schedule Of Information On Notes Payable) (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2011 Japanese Yen [Member] JPY (¥)	Dec. 31, 2010 Japanese Yen [Member] JPY (¥)	Dec. 31, 2010 Singapore Dollars [Member] SGD	Dec. 31, 2011 Hong Kong Dollar [Member] HKD	Dec. 31, 2011 ASMPT [Member] EUR (€)	Dec. 31, 2011 Japan [Member] EUR (€)	Dec. 31, 2010 Japan [Member] EUR (€)	Dec. 31, 2010 Singapore [Member] EUR (€)
Short-term Debt [Line Items]
Short-term debt outstanding	€ 40,680	€ 8,297	¥ 775,000	¥ 775,000	2,000	331,144	€ 32,946	€ 7,734	€ 7,130	€ 1,167